Schedule 1 - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents	$ 135,126	¥ 986,323	¥ 396,905	¥ 1,574,171
Short-term investments	220,928	1,612,619	2,996,527
Prepaid expense and other assets	25,020	182,641	189,846
Total current assets	635,411	4,638,070	5,426,445
Non-current assets
Long-term investments and amount due from its subsidiaries and the consolidated VIEs (non-current)	152,639	1,114,160	211,758
Total non-current assets	248,735	1,815,595	722,218
Total assets	884,146	6,453,665	6,148,663
Current liabilities
Accrued expenses and other current liabilities	96,452	704,035	597,684
Total current liabilities	203,435	1,484,941	1,369,611
Total liabilities	216,471	1,580,097	1,470,209
Shareholders' Equity:
Ordinary shares (US$ 0.000005 par value; 10,000,000,000 shares authorized, 8,900,000,000 Class A ordinary shares authorized, 3,282,256,521 Class A ordinary shares issued, 2,899,717,031 and 2,822,868,761 Class A ordinary shares outstanding as of December 31, 2023 and 2024, respectively; 1,000,000,000 Class B ordinary shares authorized, 801,904,979 Class B ordinary shares issued and outstanding as of December 31, 2023 and 2024)	19	139	139
Treasury stock	(2)	(15)	(12)
Additional paid-in capital	936,009	6,832,214	7,003,423
Accumulated other comprehensive income	21,858	159,550	144,107
Accumulated deficit	(300,639)	(2,194,453)	(2,561,963)
Total shareholders' equity	657,245	4,797,435	4,585,694	¥ 4,766,128	¥ 3,973,426
Total liabilities, mezzanine equity and shareholders' equity	884,146	6,453,665	6,148,663
Related Party [Member]
Current assets
Amount due from its subsidiaries and the consolidated VIEs	35	257	65
Current liabilities
Amount due to related parties	1,454	10,616	9,509
Waterdrop Inc. [Member]
Current assets
Cash and cash equivalents	80,753	589,440	134,265
Short-term investments	77,601	566,434	557,753
Prepaid expense and other assets	3,132	22,875	14,929
Total current assets	183,945	1,342,682	967,095
Non-current assets
Total non-current assets	493,613	3,603,026	5,341,984
Total assets	677,558	4,945,708	6,309,079
Current liabilities
Accrued expenses and other current liabilities	214	1,563	197
Total current liabilities	20,313	148,273	1,723,385
Total liabilities	20,313	148,273	1,723,385
Shareholders' Equity:
Ordinary shares (US$ 0.000005 par value; 10,000,000,000 shares authorized, 8,900,000,000 Class A ordinary shares authorized, 3,282,256,521 Class A ordinary shares issued, 2,899,717,031 and 2,822,868,761 Class A ordinary shares outstanding as of December 31, 2023 and 2024, respectively; 1,000,000,000 Class B ordinary shares authorized, 801,904,979 Class B ordinary shares issued and outstanding as of December 31, 2023 and 2024)	19	139	139
Treasury stock	(2)	(15)	(12)
Additional paid-in capital	936,009	6,832,214	7,003,423
Accumulated other comprehensive income	21,858	159,550	144,107
Accumulated deficit	(300,639)	(2,194,453)	(2,561,963)
Total shareholders' equity	657,245	4,797,435	4,585,694
Total liabilities, mezzanine equity and shareholders' equity	677,558	4,945,708	6,309,079
Waterdrop Inc. [Member] | Subsidiaries and the consolidated VIEs
Current assets
Amount due from its subsidiaries and the consolidated VIEs	22,459	163,933	260,148
Non-current assets
Long-term investments and amount due from its subsidiaries and the consolidated VIEs (non-current)	493,613	3,603,026	5,341,984
Current liabilities
Amount due to related parties	$ 20,099	¥ 146,710	¥ 1,723,188